Income/(loss) Per Share - Schedule of Computation of Basic Loss Per Share (EPS) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic income per share (in dollars per share)	$ 0.15	$ 0.13	$ 0.08	$ 0.18
Diluted income per share (in dollars per share)	$ 0.14	$ 0.12	$ 0.08	$ 0.18
Issued ordinary shares at the end of the period (in shares)	244,400,000	264,080,391	244,400,000	264,080,391	264,080,391
Net income - basic	$ 35.1	$ 31.7	$ 18.2	$ 46.1
Convertible bond interest using the if converted method	3.0	3.0	0.0	6.0
Net income - diluted	$ 38.1	$ 34.7	$ 18.2	$ 52.1
Weighted average numbers of shares outstanding for the period, basic (in shares)	238,907,129	251,189,331	241,134,285	251,953,928
Dilutive effect of share options and RSU (in shares)	34,970,601	37,247,299	1,228,215	37,395,409
Weighted average numbers of shares outstanding for the period, diluted (in shares)	273,877,730	288,436,630	242,362,500	289,349,337
Conversion price (in dollars per share)	$ 6.9376	$ 7.1347	$ 6.9376	$ 7.1347
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	0	0	34,507,611	0
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	8,689,997	2,100,000	8,689,997	2,100,000
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	750,000	750,000	750,000	750,000
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	750,000	0	886,610	0
Convertible Bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of conversion of debt securities (in shares)	34,507,611	33,554,319		33,554,319
Conversion price (in dollars per share)	$ 6.9376		$ 6.9376
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive shares included in adjustment (in shares)	3,931,663	8,118,362	3,931,663	8,118,362
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive shares included in adjustment (in shares)	136,610	862,780		862,780